Trade Payables And Accrued Liabilities (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Text Block [Abstract]
Disclosure of Trade and Other Payables Explanatory
	March 31, 2022	December 31, 2021
Trade payables	$9,885,772	$5,591,316
Accrued liabilities	5,516,799	5,398,389
Interest payable	230,120	233,854
Mastercard facility	397,098	296,669
Due to related parties	205,366	265,074
Income taxes payable	521,788	266,753
Indirect taxes payable	221,651	150,577
Other	101,325	218,677
Total trade payables and accrued liabilities	$17,079,919	$12,421,309

	December 31, 2021	December 31, 2020

Trade payables	$5,591,316	$5,903,789

Accrued liabilities	5,398,389	4,795,742

Interest payable	233,854	425,054

Mastercard facility (Note 13)	296,669	600,590

Due to related parties (Note 28)	265,074	846,228

Income taxes payable	266,753	21,752

Indirect taxes payable	150,577	242,703

Other	218,677	88,398

Total trade payables and accrued liabilities	$12,421,309	$12,924,256